Submission	Feb. 11, 2025
Submission [Line Items]
Central Index Key	0001936224
Registrant Name	SURF AIR MOBILITY Inc.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES
Securities 424I N/A	N/A